CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2013		¥ 594,493	¥ 691,264	¥ 1,136,523	¥ (38,875)	¥ (28,518)	¥ 9,998		¥ (70,514)		¥ 24,612
Gain (loss) on sales of treasury stock			(7,647)
Issuance and exercise of common stock options			¥ (210)
Changes in an affiliated company's interests in it's subsidiary
Net income attributable to NHI shareholders	¥ 213,591			¥ 213,591
Cash dividends				(63,111)							(40)
Net change during the year					66,579
Repurchases of common stock									(32,511)
Sales of common stock									9
Common stock issued to employees									30,127
Net income attributable to noncontrolling interests	(2,858)										2,858
Other net change in treasury stock									799
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments											1,511
Pension liability adjustment	9,709					9,709
Net unrealized gain (loss) on non-trading securities							1,743				506
Purchase / sale of subsidiary shares, net			¥ 231								341
Other net change in noncontrolling interests											9,745
Balance at end of year at Mar. 31, 2014	2,553,213	594,493	683,638	1,287,003	27,704	(18,809)	11,741	¥ 20,636	(72,090)	¥ 2,513,680	39,533
Gain (loss) on sales of treasury stock			(2,417)	(5,221)
Issuance and exercise of common stock options			¥ 2,186
Changes in an affiliated company's interests in it's subsidiary
Net income attributable to NHI shareholders	224,785			224,785
Cash dividends				(68,627)							(39)
Net change during the year					105,667
Repurchases of common stock									(104,047)
Sales of common stock									3
Common stock issued to employees									24,226
Net income attributable to noncontrolling interests	(1,194)										1,194
Other net change in treasury stock									103
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments											4,820
Pension liability adjustment	3,405					3,405
Net unrealized gain (loss) on non-trading securities							14,031				4,931
Purchase / sale of subsidiary shares, net											4,889
Other net change in noncontrolling interests											(18,156)
Balance at end of year at Mar. 31, 2015	2,744,946	594,493	¥ 683,407	1,437,940	133,371	(15,404)	25,772	143,739	(151,805)	2,707,774	37,172
Gain (loss) on sales of treasury stock				(6,116)
Issuance and exercise of common stock options			¥ 4,127
Changes in an affiliated company's interests in it's subsidiary			¥ 5,172
Net income attributable to NHI shareholders	131,550			131,550
Cash dividends				(46,797)							(9,978)
Net change during the year					(79,953)
Repurchases of common stock									(20,002)
Sales of common stock									1
Common stock issued to employees									23,296
Net income attributable to noncontrolling interests	(11,012)										11,012
Other net change in treasury stock									(7)
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments											(1,140)
Pension liability adjustment	(17,921)					(17,921)
Net unrealized gain (loss) on non-trading securities							(885)				(525)
Purchase / sale of subsidiary shares, net											500
Other net change in noncontrolling interests											5,735
Balance at end of year at Mar. 31, 2016	¥ 2,743,015	¥ 594,493	¥ 692,706	¥ 1,516,577	¥ 53,418	¥ (33,325)	¥ 24,887	¥ 44,980	¥ (148,517)	¥ 2,700,239	¥ 42,776